Acquisitions (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary Of Purchase Price Allocation

Yen in millions
Cash and cash equivalents	8,379
Trade and other receivables, and contract assets	3,714
Inventories	3,295
Right-of-use assets	4,962
Goodwill	81,250
Content assets	36,266
Other intangible assets	35,697
Other	2,512

Total assets	176,075

Trade and other payables	17,365
Other current liabilities	7,723
Long-term debt	4,386
Deferred tax liabilities	9,408
Other	659

Total liabilities	39,541